DWS High Income Fund Investment Objectives and Goals - DWS High Income Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed-income securities which portfolio management considers consistent with reasonable risk.
Objective, Secondary [Text Block]	As a secondary objective, the fund will seek capital gain where consistent with its primary objective.